Disclosure of detailed information about valuation technique used to evaluate fair value explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Fair value, warrants and call options on equity securities	$ 8,092	$ 10,935
Weighted average, warrants and call options	73.00%	73.00%
Top of range [Member]
Statement [Line Items]
Expected volatility, warrants and call options	100%	100%
Bottom of range [Member]
Statement [Line Items]
Expected volatility, warrants and call options	48%	36%